Consolidated Statements of Changes in Equity - USD ($)	Total	Ordinary Shares	Capital Surplus	Capital Surplus Ordinary Surplus	Capital Surplus Share Options Reserve	Capital Surplus Other	Accumulated Deficit	Unrealized Valuation Loss on Equity Instrument at Fair Value Through Other Comprehensive Income	Non-controlling Interests
Beginning balance at Dec. 31, 2019	$ (603,274)	$ 61,366,844	$ 116,495,710	$ 108,800,191	$ 6,274,591	$ 1,420,928	$ (179,484,825)	$ (55,084)	$ 1,074,081
Beginning balance, shares at Dec. 31, 2019		189,954,970
Issuance of new share capital	7,643,240	$ 459,393	7,183,847	7,183,847
Issuance of new share capital, shares		19,720,500
Transaction costs attributable to the issuance of ordinary shares	(229,297)		(229,297)	(229,297)
Recognition of employee share options expense by the Company (Note 19)	132,200		132,200		132,200
Net loss	(16,971,289)						(16,197,889)		(773,400)
Other comprehensive loss, net of income tax	(123,864)							(123,864)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(17,095,153)						(16,197,889)	(123,864)	(773,400)
Ending balance at Dec. 31, 2020	(10,152,284)	$ 61,826,237	123,582,460	115,754,741	6,406,791	1,420,928	(195,682,714)	(178,948)	300,681
Ending balance, shares at Dec. 31, 2020		209,675,470
Issuance of new share capital	101,555,708	$ 1,167,371	100,388,337	100,388,337
Issuance of new share capital, shares		136,412,540
Transaction costs attributable to the issuance of ordinary shares	(4,576,671)		(4,576,671)	(4,576,671)
Exercise of employee share options (Note 19)	221,710	$ 5,900	215,810	726,976	(511,166)
Exercise of employee share options (Note 19), share		590,000
Recognition of employee share options expense by the Company (Note 19)	2,428,128		2,428,128		2,428,128
Warrants exercised	825,800	$ 20,454	805,346	805,346
Warrants exercised, shares		2,045,355
Non-controlling interests derecognised due to dilution of subsidiary	(31,717)								(31,717)
Reclassification of capital reserve to profit or loss (Note 9b)	(1,376,349)		(1,376,349)			(1,376,349)
Net loss	(31,590,582)						(31,321,618)		(268,964)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(31,590,582)						(31,321,618)		$ (268,964)
Ending balance at Dec. 31, 2021	57,303,743	$ 63,019,962	221,467,061	213,098,729	8,323,753	44,579	(227,004,332)	(178,948)
Ending balance, shares at Dec. 31, 2021		348,723,365
Recognition of employee share options expense by the Company (Note 19)	2,443,894		2,443,894		2,443,894
Net loss	(51,382,417)						(51,382,417)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(51,382,417)						(51,382,417)
Ending balance at Dec. 31, 2022	$ 8,365,220	$ 63,019,962	$ 223,910,955	$ 213,098,729	$ 10,767,647	$ 44,579	$ (278,386,749)	$ (178,948)
Ending balance, shares at Dec. 31, 2022		348,723,365